INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

13.INVENTORIES

	2017	2016

Raw materials and supplies	$20.3	$23.5
Finished goods	87.6	81.8
Programs, broadcast and distribution rights	78.2	76.2
Work in progress	2.0	1.8

	$188.1	$183.3

Cost of inventories included in purchase of goods and services amounted to $718.8 million in 2017 ($737.7 million in 2016 and $681.2 million in 2015). Write-downs of inventories totalling $11.1 million were recognized in purchase of goods and services in 2017 ($6.8 million in 2016 and $5.8 million in 2015).